Schedule of cost of sales (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total cost of sales	€ 4,630	€ 4,864
LP grelated services QINDAL shola gas [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	4,426	4,864
Engineering services bright hydrogen solutions [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	€ 204